Assumptions Used to Estimate Fair Value of Option Grants (Detail)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Share Based Compensation [Line Items]
Weighted average expected lives	7 years	7 years 2 months 12 days	8 years
Weighted average risk-free interest rates	1.37%	2.08%	3.03%
Range of risk-free interest rates	1.28%	1.91%	3.02%
Range Of Risk Free Interest Rates Maximum	1.38%	2.66%	3.15%
Weighted average expected volatility	28.10%	28.00%	27.20%
Range of expected volatility	28.10%	27.30%	27.20%
Range Of Expected Volatility Maximum	28.30%	30.00%	27.60%
Dividend yield	2.50%	2.90%	4.40%